Investments in Real Estate Funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Carrying Amount	$ 31,276.4	$ 25,937.8
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Carrying Amount	811.5
Maximum Exposure to Loss	$ 1,132.7
Variable Interest Entity, Not Primary Beneficiary | LCS SHIP Venture I, LLC
Variable Interest Entity [Line Items]
Account Interest	90.00%
Carrying Amount	$ 230.2
Maximum Exposure to Loss	$ 230.2
Variable Interest Entity, Not Primary Beneficiary | Veritas Trophy VI, LLC
Variable Interest Entity [Line Items]
Account Interest	90.40%
Carrying Amount	$ 81.6
Maximum Exposure to Loss	$ 102.2
Variable Interest Entity, Not Primary Beneficiary | SP V - II, LLC
Variable Interest Entity [Line Items]
Account Interest	61.80%
Carrying Amount	$ 102.3
Maximum Exposure to Loss	$ 115.2
Variable Interest Entity, Not Primary Beneficiary | Taconic New York City GP Fund, LP
Variable Interest Entity [Line Items]
Account Interest	60.00%
Carrying Amount	$ 29.8
Maximum Exposure to Loss	$ 34.0
Variable Interest Entity, Not Primary Beneficiary | Silverpeak NRE FundCo LLC
Variable Interest Entity [Line Items]
Account Interest	90.00%
Carrying Amount	$ 62.9
Maximum Exposure to Loss	$ 100.2
Variable Interest Entity, Not Primary Beneficiary | IDR - Core Property Index Fund, LLC
Variable Interest Entity [Line Items]
Account Interest	2.50%
Carrying Amount	$ 40.6
Maximum Exposure to Loss	$ 40.6
Variable Interest Entity, Not Primary Beneficiary | Townsend Group Value-Add Fund
Variable Interest Entity [Line Items]
Account Interest	99.00%
Carrying Amount	$ 114.8
Maximum Exposure to Loss	$ 240.7
Variable Interest Entity, Not Primary Beneficiary | Flagler - REA Healthcare Properties Partnership
Variable Interest Entity [Line Items]
Account Interest	90.00%
Carrying Amount	$ 26.5
Maximum Exposure to Loss	$ 27.8
Variable Interest Entity, Not Primary Beneficiary | Grubb Southeast Real Estate Fund VI, LLC
Variable Interest Entity [Line Items]
Account Interest	66.70%
Carrying Amount	$ 34.5
Maximum Exposure to Loss	$ 34.5
Variable Interest Entity, Not Primary Beneficiary | Silverpeak NRE FundCo 2 LLC
Variable Interest Entity [Line Items]
Account Interest	90.00%
Carrying Amount	$ 62.8
Maximum Exposure to Loss	$ 106.5
Variable Interest Entity, Not Primary Beneficiary | JCR Capital - REA Preferred Equity Parallel Fund
Variable Interest Entity [Line Items]
Account Interest	31.10%
Carrying Amount	$ 25.5
Maximum Exposure to Loss	$ 100.8